Segmented Information (Narrative) (Details)	12 Months Ended
Feb. 28, 2014
Segmented Information 1	10.00%
Segmented Information 2	96.00%
Segmented Information 3	92.00%
Segmented Information 4	87.00%
Segmented Information 5	90.00%
Segmented Information 6	83.00%
Segmented Information 7	78.00%
Segmented Information 8	10.00%